Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ (50,850)	$ (38,593)
Provision	(21,517)	(15,520)	$ (8,859)
Exchange rate effect	1,026	3,263
Balance at end of the year	$ (71,341)	$ (50,850)	$ (38,593)